Brown Advisory Sustainable Small-Cap Core Fund
Schedule of Investments
September 30, 2023 (Unaudited)

COMMON STOCKS - 89.0%	Shares	Value
Communication Services - 4.2%
Angi, Inc. (a)	90,810	$179,804
Cable One, Inc.	1,955	1,203,576
Nexstar Media Group, Inc.	6,724	964,020
Total Communication Services		2,347,400

Consumer Discretionary - 7.0%
Bright Horizons Family Solutions, Inc. (a)	16,063	1,308,492
Choice Hotels International, Inc.	4,130	505,966
First Watch Restaurant Group, Inc. (a)	29,133	503,710
TopBuild Corp. (a)	4,011	1,009,168
Wyndham Hotels & Resorts, Inc.	8,580	596,653
Total Consumer Discretionary		3,923,989

Consumer Staples - 3.1%
Sprouts Farmers Market, Inc. (a)	14,043	601,040
TreeHouse Foods, Inc. (a)	25,800	1,124,364
Total Consumer Staples		1,725,404

Financials - 18.2%
Assurant, Inc.	6,285	902,400
Assured Guaranty Ltd.	18,138	1,097,712
AvidXchange Holdings, Inc. (a)	75,525	715,977
Bancorp, Inc. (a)	37,912	1,307,964
Eastern Bankshares, Inc.	87,030	1,091,356
MGIC Investment Corp.	73,310	1,223,544
Pacific Premier Bancorp, Inc.	27,377	595,724
Primerica, Inc.	3,292	638,681
Prosperity Bancshares, Inc.	8,620	470,480
UMB Financial Corp.	5,886	365,226
WEX, Inc. (a)	5,747	1,080,953
WSFS Financial Corp.	16,342	596,483
Total Financials		10,086,500

Health Care - 17.3%
Abcam PLC - ADR (a)	39,309	889,563
Accolade, Inc. (a)	44,517	470,990
Alignment Healthcare, Inc. (a)	46,313	321,412
Arvinas, Inc. (a)	4,011	78,776
Ascendis Pharma A/S - ADR (a)	6,086	569,893
Blueprint Medicines Corp. (a)	7,483	375,796
Charles River Laboratories International, Inc. (a)	2,255	441,935
Encompass Health Corp.	14,107	947,426
HealthEquity, Inc. (a)	16,502	1,205,472
Inari Medical, Inc. (a)	12,232	799,973
Karuna Therapeutics, Inc. (a)	2,434	411,565
LifeStance Health Group, Inc. (a)	41,504	285,132
NeoGenomics, Inc. (a)	62,675	770,903

Neurocrine Biosciences, Inc. (a)	5,208	585,900
OrthoPediatrics Corp. (a)	15,444	494,208
Phreesia, Inc. (a)	25,980	485,306
SI-BONE, Inc. (a)	27,077	575,115
Total Health Care		9,709,365

Industrials - 20.1%
AZEK Co., Inc. (a)	32,864	977,375
Comfort Systems USA, Inc.	4,504	767,527
EnPro Industries, Inc.	7,882	955,220
Federal Signal Corp.	24,290	1,450,842
Genpact Ltd.	14,666	530,909
John Bean Technologies Corp.	1,417	148,983
Kadant, Inc.	4,410	994,676
Mueller Water Products, Inc.	95,698	1,213,451
SiteOne Landscape Supply, Inc. (a)	2,774	453,410
SPX Technologies, Inc. (a)	18,757	1,526,819
Valmont Industries, Inc.	2,813	675,711
Woodward, Inc.	5,507	684,300
Zurn Elkay Water Solutions Corp.	26,918	754,242
Total Industrials		11,133,465

Information Technology - 13.9%
Aspen Technology, Inc. (a)	1,756	358,681
BlackLine, Inc. (a)	10,895	604,346
CTS Corp.	24,344	1,016,119
Dynatrace, Inc. (a)	11,794	551,134
Entegris, Inc.	3,039	285,392
Envestnet, Inc. (a)	6,864	302,222
Infinera Corp. (a)	99,629	416,449
Littelfuse, Inc.	2,694	666,280
Onto Innovation, Inc. (a)	14,666	1,870,207
Power Integrations, Inc.	7,343	560,344
Workiva, Inc. (a)	10,675	1,081,805
Total Information Technology		7,712,979

Materials - 3.7%
HB Fuller Co.	16,522	1,133,575
Ingevity Corp. (a)	19,635	934,822
Total Materials		2,068,397

Real Estate - 1.5%
DigitalBridge Group, Inc.	48,807	858,027
Total Real Estate		858,027
TOTAL COMMON STOCKS (Cost $48,056,864)		49,565,526

REAL ESTATE INVESTMENT TRUSTS - 3.7%
Financials - 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,315	409,478
Total Financials		409,478

Real Estate - 3.0%
EastGroup Properties, Inc.	5,168	860,627
Essential Properties Realty Trust, Inc.	25,900	560,217
W.P. Carey, Inc.	4,210	227,677
Total Real Estate		1,648,521
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,333,669)		2,057,999

SHORT-TERM INVESTMENTS - 7.8%
Money Market Funds - 7.8%
First American Government Obligations Fund - Class Z, 5.22% (b)	4,329,874	4,329,874
Total Money Market Funds		4,329,874
TOTAL SHORT-TERM INVESTMENTS (Cost $4,329,874)		4,329,874

TOTAL INVESTMENTS - 100.5% (Cost $54,720,407)		55,953,399
Liabilities in Excess of Other Assets - (0.5)%		(265,734)
TOTAL NET ASSETS - 100.0%		$55,687,665

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Equities:
Common Stocks	$49,565,526	$–	$–
Real Estate Investment Trusts	2,057,999	–	–
Total Equities	51,623,525	–	–

Short-Term Investments:	–	–	–
Money Market Funds	4,329,874	–	–
Total Short-Term Investments	4,329,874	–	–

Total Investments in Securities	$55,953,399	$–	$–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.